CASH AND RESTRICTED CASH (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
CASH AND RESTRICTED CASH
Cash	¥ 5,752,790	¥ 2,161,622
Restricted cash - current assets		87
Restricted cash - non-current assets	109,049	123,039
Total cash and restricted cash shown in the consolidated statements of cash flows	¥ 5,861,839	¥ 2,284,748	¥ 3,607,368	¥ 1,947,600